Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets non-current		$ 39,744
Derivative liabilities non-current	$ 5,099,464	2,618,250
Derivative assets current		30,381
Derivative liabilities current	141,447	37,567
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		39,744
Derivative liabilities	5,240,911	2,618,250
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current		39,744
Derivative liabilities non-current	5,099,464	2,618,250
Derivative liabilities current	$ 141,447
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		30,381
Derivative liabilities		37,567
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets current		30,381
Derivative liabilities current		$ 37,567